Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Jun. 30, 2026 CAD ($)
Remaining 2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 383,241
Trade and other receivables, excluding deferred receivables	49,710
Deferred receivables	3,528
Other financial assets	556
Total contractual maturities of financial assets	437,035
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,582
Other financial assets
Total contractual maturities of financial assets	2,582
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,554
Other financial assets
Total contractual maturities of financial assets	2,554
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,545
Other financial assets
Total contractual maturities of financial assets	2,545
2030 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,536
Other financial assets
Total contractual maturities of financial assets	2,536
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	8,312
Other financial assets	1,275
Total contractual maturities of financial assets	9,587
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	383,241
Trade and other receivables, excluding deferred receivables	49,710
Deferred receivables	22,057
Other financial assets	1,831
Total contractual maturities of financial assets	$ 456,839